Business Combination (Details)					1 Months Ended	12 Months Ended
	Apr. 30, 2025	Feb. 01, 2022 shares	Dec. 31, 2021 CNY (¥)	Jan. 12, 2021 CNY (¥)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Feb. 29, 2024	Dec. 26, 2023	Dec. 01, 2023 CNY (¥)	Nov. 30, 2023	Nov. 17, 2023 CNY (¥)	May 26, 2023	Apr. 30, 2023 CNY (¥)	Apr. 01, 2023	Jun. 17, 2022	May 01, 2022
Business Combination [Line Items]
Cash consideration payable			¥ 600,000	¥ 3,300,000		¥ 3,000,000
Risk adjusted discount rate			12.70%	12.40%
Adjusted reverse split	1:25
Cash
Issued share capital percentage		51.00%
Fixed cash obligated						¥ 24,500,000
IPO consideration															¥ 24,500,000
Mr. Zheng Haohua [Member]
Business Combination [Line Items]
Adjusted reverse split								1:25
Mr. Liao Xuefeng and Mr. Zheng Haohua [Member]
Business Combination [Line Items]
Contractual life						10 years	10 years
Business Combination [Member]
Business Combination [Line Items]
Contingent consideration low
Contingent consideration high						¥ 4,500,000
Chongqing Meng Wei Technology Co [Member]
Business Combination [Line Items]
Equity interests, percentage						10.00%			10.00%
Mr. Liao Xuefeng [Member]
Business Combination [Line Items]
Granted share options (in Shares) | shares								721
Adjusted reverse split								1:25
Mengwei Stores [Member]
Business Combination [Line Items]
Cash consideration payable						¥ 3,000,000
Consideration payable								¥ 100,000
SH DDC [Member]
Business Combination [Line Items]
Cash																	¥ 402,755
SH DDC [Member] | Mr. Liao Xuefeng and MW Sellers [Member]
Business Combination [Line Items]
Equity interests, percentage																	100.00%
Lin’s [Member]
Business Combination [Line Items]
Cash consideration payable						880,291
Shares to be issued (in Shares) | shares		209
Shanghai Lishang Trading Limited [Member]
Business Combination [Line Items]
Equity interests, percentage																				51.00%
Cash payment						2,900,000
Quanzhou DDC [Member] | Mr. Zheng Dongfang [Member]
Business Combination [Line Items]
Equity interests, percentage																			60.00%
Quanzhou Weishi [Member] | Mr. Zheng Dongfang [Member]
Business Combination [Line Items]
Equity interests, percentage																			40.00%
Cook San Francisco, LLC [Member]
Business Combination [Line Items]
Equity interests, percentage														100.00%
Cash payment						180,000	$ 25,000
Equivalent to a value						2,510,000	348,000
Cook San Francisco, LLC [Member] | Ms. Nona Lim and other selling shareholders [Member]
Business Combination [Line Items]
Equity interests, percentage																100.00%
Cash payment						13,710,000	1,977,516
Equivalent to a value						9,530,000	1,318,374
Shanghai Yuli Development Limited [Member]
Business Combination [Line Items]
Cash consideration payable						4,140,000							¥ 2,150,000
Equity interests, percentage																		51.00%
Yai’s Thai, LLC [Member]
Business Combination [Line Items]
Cash consideration payable						12,036,695
Equity interests, percentage											100.00%	100.00%
Cash payment						12,040,000.00	1,674,461
Equivalent to a value						¥ 48,150,000	$ 6,697,842
C-1 Redeemable Convertible Preferred Shares [Member] | Lin’s [Member]
Business Combination [Line Items]
Cash | $									$ 138,000
Shares to be issued (in Shares) | shares						11,938	11,938
Third Performance Period [Member] | Mengwei Stores [Member]
Business Combination [Line Items]
Cash payment					¥ 600,000